INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
Schedule of intangible assets

As of December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,621,897	(1,130,136)	491,761
Computer software	10,715,227	(4,601,193)	6,114,034

Total intangible assets, net	12,337,124	(5,731,329)	6,605,795

As of December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,627,777	(1,004,715)	623,062
Computer software	7,490,070	(2,456,199)	5,033,871

Total intangible assets, net	9,117,847	(3,460,914)	5,656,933